Common Stock and Warrants (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Warrants Outstanding
As of December 31, 2021, the following Warrants were outstanding:

Warrant Type	Exercise Price	Shares
Public Warrants	$11.50	9,583,333
Private Placement Warrants	$11.50	5,166,667

Total Warrants Outstanding		14,750,000